Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 16—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents summarized unaudited quarterly financial data of the Corporation which in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation:

	Three Months Ended
	December 31	September 30	June 30	March 31
	(In Thousands, Except per Share Amounts)
2011:
Interest income	$4,657	$4,651	$4,547	$4,536
Interest expense	1,383	1,393	1,505	1,533
Net interest income	3,274	3,258	3,042	3,003
Provision for loan losses	528	303	127	24
Provision for income taxes	234	290	319	252
Net income	974	1,090	1,092	990
Net income per share, basic	0.68	0.78	0.78	0.71
2010:
Interest income	$4,638	$4,583	$4,555	$4,405
Interest expense	1,587	1,605	1,728	1,909
Net interest income	3,051	2,978	2,827	2,496
Provision for loan losses	133	89	94	20
Provision for income taxes	312	307	227	207
Net income	1,054	1,000	840	792
Net income per share, basic	0.75	0.71	0.60	0.57